Fair values - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 1,633	$ 1,325
Derivative assets-non-current in "Other non-current assets"	186	189
Liabilities
Derivative liabilities-current in "Other current liabilities"	318	438
Derivative liabilities-non-current in "Other non-current liabilities"	134	108
Recurring
Assets.
Derivative assets-current in "Other current assets"	297	289
Derivative assets-non-current in "Other non-current assets"	186	189
Total financial assets, fair value	1,792	1,463
Liabilities
Derivative liabilities-current in "Other current liabilities"	318	438
Derivative liabilities-non-current in "Other non-current liabilities"	134	108
Total financial liabilities, fair value	452	546
Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	667	110
Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	121	136
Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	2	2
Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	11	85
Available-for-sale securities in "Marketable securities and short-term investments"	508	652
Level 1 | Recurring
Assets.
Derivative assets-current in "Other current assets"	1
Total financial assets, fair value	122	136
Liabilities
Derivative liabilities-current in "Other current liabilities"	3
Total financial liabilities, fair value	3
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	121	136
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	296	289
Derivative assets-non-current in "Other non-current assets"	186	189
Total financial assets, fair value	1,670	1,327
Liabilities
Derivative liabilities-current in "Other current liabilities"	315	438
Derivative liabilities-non-current in "Other non-current liabilities"	134	108
Total financial liabilities, fair value	449	546
Level 2 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	667	110
Level 2 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	2	2
Level 2 | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Cash and equivalents"	11	85
Available-for-sale securities in "Marketable securities and short-term investments"	$ 508	$ 652